Income Taxes - Deductible Temporary Differences, Carryforward of Unused Tax Losses and Unused Tax Credit for which Deferred Tax Assets are not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences	¥ 461,089	¥ 446,655
Carryforward of unused tax losses	436,674	439,849
Carryforward of unused tax credit	¥ 124,850	¥ 65,643